Cover	Jan. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2022
Entity File Number	000-22245
Entity Registrant Name	Seelos Therapeutics, Inc.
Entity Central Index Key	0001017491
Entity Tax Identification Number	87-0449967
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	300 Park Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	293-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SEEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false